SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Colony Bankcorp, Inc. 401(k) Plan
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

COLONY BANKCORP, INC. 401(k) PLAN

EIN: 58-1492391 PLAN NUMBER 002

FORM 5500 SCHEDULE H, PART IV, LINE 4i

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2025

(A)	(B)	(C)	(D)	(E)
*	Identity of issuer or similar party	Description of assets	Cost **	Current value
	Fixed Annuity
*	Guaranteed Option	Fixed annuity		$2,851,610

	Mutual Funds
	BlackRock Liquid FedFd Insti	Mutual fund		49,642
	Fidelity Advisor Total Bd Z	Mutual fund		1,642,316
	iShares US Aggte Bond Index K	Mutual fund		1,821,655
	Vanguard LifeStrat Mod Grw I	Mutual fund		125,588
	Fid Freedom Idx 2010 Inst Prem	Mutual fund		2,516
	Fid Freedom Idx 2015 Inst Prem	Mutual fund		58,061
	Fid Freedom Idx 2020 Inst Prem	Mutual fund		109,700
	Fid Freedom Idx 2025 Inst Prem	Mutual fund		296,818
	Fid Freedom Idx 2030 Inst Prem	Mutual fund		437,875
	Fid Freedom Idx 2035 Inst Prem	Mutual fund		458,398
	Fid Freedom Idx 2040 Inst Prem	Mutual fund		997,999
	Fid Freedom Idx 2045 Inst Prem	Mutual fund		301,593
	Fid Freedom Idx 2050 Inst Prem	Mutual fund		377,675
	Fid Freedom Idx 2055 Inst Prem	Mutual fund		353,676
	Fid Freedom Idx 2060 Inst Prem	Mutual fund		342,045
	Fid Freedom Idx 2065 Inst Prem	Mutual fund		178,696
	JP Morgan Equity Income R6	Mutual fund		2,245,088
	Principal Real Estate Sec R6	Mutual fund		99,717
	Allspring Spc Mid Cap Value R6	Mutual fund		482,486
	Blackrock MC Gth Eqty Prt K	Mutual fund		468,387
	ClearBridge Sm Cap Gr IS	Mutual fund		462,673
	Fidelity 500 Index Fd	Mutual fund		3,135,703
	Fidelity Mid Cap Index Fund	Mutual fund		842,091
	Fidelity Sm Cap Index Fund	Mutual fund		704,389
	T Rowe Price Blue Chip Grth I	Mutual fund		3,812,594
	Undiscovered Mgrs Behav Val R6	Mutual fund		539,476
	American New World Fund R6	Mutual fund		1,530,164
	MFS Research International R6	Mutual fund		990,823
	Vanguard Dev Mrkts Index Adm	Mutual fund		1,444,647
	JPMorgan US Govt MMkt Cap Cl	Mutual fund		5,715

	Total Mutual Funds			24,318,206

	Employer Stock Fund
*	Colony Bankcorp, Inc.	Common Stock	-0-	9,604,018

*	JPMorgan US Govt MMkt Cap Cl	Interest bearing money market account		396,861

*	Participant Loans	4.25% - 9.50% Interest Rates, Maturing at Various Dates through December 2029		782,794
				$37,953,489
*	Party-in-Interest.
**	All funds are participant-directed investments. Cost amounts are not required for participant-directed funds.